Consolidated Statements of Income (USD $) In Thousands, unless otherwise specified	11 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013 Successor [Member]	Jun. 07, 2013 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]
Sales	$ 6,239,562	$ 1,112,872	$ 11,528,886	$ 11,507,572	$ 10,558,636
Cost of products sold	4,587,791	729,537	7,333,416	7,512,783	6,614,259
Gross profit	1,651,771	383,335	4,195,470	3,994,789	3,944,377
Selling, general and administrative expenses	1,501,807	243,364	2,489,005	2,492,482	2,256,739
Merger (see Note 4)	157,938	112,188	44,814	0	0
Operating income	(7,974)	27,783	1,661,651	1,502,307	1,687,638
Interest income	13,071	2,878	27,795	34,547	22,548
Interest income/(expense)	408,503	35,350	283,607	293,009	272,660
Unrealized loss on derivative instrument	117,934	0	0	0	0
Other expense, net	(12,233)	(125,638)	(62,196)	(7,756)	(21,204)
Loss from continuing operations before income tax	(297,705)	(130,327)	1,343,643	1,236,089	1,416,322
Provision for income taxes	(231,623)	61,097	241,598	244,966	370,817
Income from continuing operations	(66,082)	(191,424)	1,102,045	991,123	1,045,505
Net after-tax losses	(5,636)	(1,273)	(74,712)	(51,215)	(39,557)
Loss from continuing operations	(71,718)	(192,697)	1,027,333	939,908	1,005,948
Less: Net income attributable to the noncontrolling interest	5,303	2,874	14,430	16,749	16,438
Net income attributable to H. J. Heinz Company	(77,021)	(195,571)	1,012,903	923,159	989,510
Amounts attributable to H. J. Heinz Company common shareholders:
Income from continuing operations, net of tax	(71,385)	(194,298)	1,087,615	974,374	1,029,067
Loss from discontinued operations, net of tax	(5,636)	(1,273)	(74,712)	(51,215)	(39,557)
Net income attributable to H. J. Heinz Company	$ (77,021)	$ (195,571)	$ 1,012,903	$ 923,159	$ 989,510